FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 2, 2009

Filed Via EDGAR (CIK #0000038721)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Franklin Custodian Funds (Registrant)

File Nos. 002-11346 and 811-00537

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws and to comply with the amendments to Form N-1A requiring a summary section at the front of the statutory prospectus. Please be aware that several classes of shares offered by a series of the Registrant do not yet have ticker symbols, and we have noted these on the prospectus cover as “Pending.”

Pursuant to Rule 485(a) under the 1933 Act, the Amendment will become effective on February 1, 2010.

Please direct any comments or questions regarding this filing to Kristen Ives, Esq., at (215) 564-8037.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS

/s/DAVID P. GOSS

David P. Goss

Senior Associate General Counsel

DPG/jg

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